Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,962,000
Previously Paid Amount	0.00
Total Fee Amount	1,651.95
Total Offset Amount	0.00
Net Fee	1,651.95
Narrative - Max Aggregate Offering Price	$ 11,962,000
Final Prospectus	true